Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of stock options
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2022	139,680	16.36	1.20	181
Granted	4,906	10.99
Exercised	-	-
Expired and forfeited	(104,580)	19.30

Outstanding as of December 31, 2022	40,006	8.02	2.77	117
Vested and expected to vest at December 31, 2022	40,006	8.02	2.77	117

Exercisable as of December 31, 2022	30,319	7.83	2.66	94

Schedule of stock options under the 2013 share option plan
	Options outstanding at December 31, 2022			Options exercisable at December 31, 2022
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

7.60	35,100	7.60	2.53	28,275	7.60	2.53
10.99	4,906	10.99	4.56	2,044	10.99	4.56

	40,006			30,319

Schedule of RSUs under the company’s 2013 Share Option Plan
	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2022	1,048,929	1.54	$13,689
Granted	418,733
Vested	(583,896)
Cancelled	(103,069)

Outstanding as of December 31, 2022	780,697	1.53	$8,541

Schedule of department allocation of share-based compensation charges
	Year ended December 31,
	2022	2021	2020

Cost of revenues	$391	$207	$106
Research and development, net	2,503	1,368	879
Sales and marketing	1,386	865	536
General and administrative	894	916	648

	$5,174	$3,356	$2,169